Trade Payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
TRADE PAYABLES
NOTE 9:-	TRADE PAYABLES

	December 31,
	2017	2016
	USD in thousands

Open debts	$399	$80
Accrued expenses	618	510

	$1,017	$590